UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    2/11/11
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  28
                                       -----------------------------------------

Form 13F Information Table Value Total:  $1,597
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1                  Column 2       Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------- ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------    --------- ---------  -------   ---  ----  ----------  --------  ----------    ------   ----
BAIDU INC              SPON ADR REP A    056752108  111,598  1,156,100  SH                     Sole      1,156,100
CHINA KANGHUI HLDGS    SPONSORED ADR     16890V100    8,516    460,100  SH                     Sole        460,100
CHINA LIFE INS CO LTD  SPON ADR REP H    16939P106   11,108    181,600  SH                     Sole        181,600
CHINA LODGING GROUP
  LTD                  SPONSORED ADR     16949N109    1,824     83,700  SH                     Sole         83,700
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  280,283  5,648,580  SH                     Sole      5,648,580
CHINA PETE & CHEM CORP SPON ADR H SHS    16941R108      521      5,440  SH                     Sole          5,440
CHUNGHWA TELECOM CO
  LTD                  SPON ADR NEW10    17133Q106   90,842  3,594,838  SH                     Sole      3,594,838
CNOOC LTD              SPONSORED ADR     126132109    1,085      4,550  SH                     Sole          4,550
COGNIZANT TECHNOLOGY
  SOLUTIO              CL A              192446102    3,445     47,000  SH                     Sole         47,000
CTRIP COM INTL LTD     AMERICAN DEP SHS  22943F100  161,810  4,000,253  SH                     Sole      4,000,253
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   31,989    191,427  SH                     Sole        191,427
HOME INNS & HOTELS
  MGMT INC             SPON ADR          43713W107   20,812    508,100  SH                     Sole        508,100
HSBC HLDGS PLC         SPON ADR NEW      404280406  170,985  3,350,028  SH                     Sole      3,350,028
ICICI BK LTD           ADR               45104G104    9,028    178,283  SH                     Sole        178,283
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108   34,920    458,990  SH                     Sole        458,990
KB FINANCIAL GROUP INC SPONSORED ADR     48241A105    2,319     43,853  SH                     Sole         43,853
KT CORP                SPONSORED ADR     48268K101   47,600  2,288,450  SH                     Sole      2,288,450
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    5,597    315,300  SH                     Sole        162,782
LONGTOP FINL
  TECHNOLOGIES LT      ADR               54318P108    5,889    162,782  SH                     Sole        315,300
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   54,793  2,075,504  SH                     Sole      2,075,504
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR     606822104    1,873    346,200  SH                     Sole        346,200
NETEASE COM INC        SPONSORED ADR     64110W102   80,318  2,221,800  SH                     Sole      2,221,800
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107  115,077  1,093,575  SH                     Sole      1,093,575
POSCO                  SPONSORED ADR     693483109    4,340     40,300  SH                     Sole         40,300
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   93,831  2,632,014  SH                     Sole      2,632,014
SINA CORP              ORD               G81477104   61,687    896,350  SH                     Sole        896,350
SK TELECOM LTD         SPONSORED ADR     78440P108   72,926  3,914,441  SH                     Sole      3,914,441
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100  111,724  8,909,441  SH                     Sole      8,909,441